UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Thomas Newmeyer
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Thomas Newmeyer  San Francisco, CA    July 6, 2010

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 81

Form 13F information table value total: $126,258,000



















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
                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    3,635       46,029 SH   SOLE              0   0   46,029
Abbott Labs                    COM      002824 10 0    2,172       46,447 SH   SOLE              0   0   46,447
Adobe Sys Inc	             COM      00724F 10 1      676       25,610 SH   SOLE              0   0   25,610
Amgen Inc.                     COM      031162 10 0    1,679       31,929 SH   SOLE              0   0   31,929
Anadarko Petroleum             COM      032511 10 7      485       13,447 SH   SOLE              0   0   13,447
Apple Computer                 COM      037833 10 0      508        2,020 SH   SOLE              0   0    2,020
AT&T Corp                  COM NEW      00206R 10 2    2,448      101,234 SH   SOLE              0   0  101,234
Auto Data Processing In        COM      053015 10 3    1,731       43,008 SH   SOLE              0   0   43.008
Bank of America Corporation    COM      060505 10 4      532       37,076 SH   SOLE              0   0   37,076
Baxter Intl Inc                COM      071813 10 9    2,256       55,529 SH   SOLE              0   0   55,529
Becton Dickinson & Co          COM      075887 10 9    2,354	 34,813 SH   SOLE              0   0   34,813
Berkshire Hathaway Inc Del    CL B      084670 20 7    1,342       16,843 SH   SOLE              0   0   16,843
Boeing Co                      COM      097023 10 5    2,201       35,076 SH   SOLE              0   0   35,076
BP PLC               SPONSORED ADR      110889 40 9      270        9,367 SH   SOLE              0   0    9,367
Chevron Corp New               COM      166764 10 0    3,595       52,982 SH   SOLE              0   0   52,982
Cisco Sys Inc                  COM      17275R 10 2    2,854      133,970 SH   SOLE              0   0  133,970
Citigroup Inc             COM      172967 10 1       63       16,891 SH   SOLE              0   0   16,891
Coca Cola Co                   COM      191216 10 0    1,749       34,901 SH   SOLE              0   0   34,901
ConocoPhillips                 COM      20825C 10 4    1,367       27,852 SH   SOLE              0   0   27,852
Corning Inc                    COM      219350 10 5    1,547       95,844 SH   SOLE              0   0   95,844
Costco Whsl Corp New           COM      22160Q 10 2    2,181       39,795 SH   SOLE              0   0   39,795
Disney Walt Co.                COM      254687 10 6    1,739       55,228 SH   SOLE              0   0   55,228
Dr Pepper Snapple Group        COM      26138E 10 9      620       16,594 SH   SOLE              0   0   16,594
EMC Corp Mass                  COM      268648 10 2    1,542       84,311 SH   SOLE              0   0   84,311
Ebay Inc                       COM      278642 10 3      627       32,005 SH   SOLE              0   0   32,005
Electronic Arts Inc            COM      285512 10 9      311       21,612 SH   SOLE              0   0   21,612
Emerson Elec Co                COM      291011 10 4    1,971       45,123 SH   SOLE              0   0   45,123
Exxon Mobil Corp               COM      30231G 10 2    3,187       55,848 SH   SOLE              0   0   55,848
Frontier Communications        COM      35906A 10 8      470       66,122 SH   SOLE              0   0   66,122
General Electric Co            COM      369604 10 3    1,773      123,009 SH   SOLE              0   0  123,009
Gilead Sciences Inc.           COM      375558 10 3      592       17,290 SH   SOLE              0   0   17,290
Google Inc.                  CL  A      38259P 50 8    1,923        4,322 SH   SOLE              0   0    4,322
Hewlett-Packard Co             COM      428236 10 3    3,294       76,121 SH   SOLE              0   0   76,121
Home Depot Inc                 COM      437076 10 2    1,310       46,669 SH   SOLE              0   0   46,669
Honeywell Int'l.               COM      438516 10 6      388        9,950 SH   SOLE              0   0    9,950
Hubbell Inc                  CL  A      443510 10 2      809       21,325 SH   SOLE              0   0   21,325
Hubbell Inc                  CL  B      443510 20 1      664       16,735 SH   SOLE              0   0   16,735
Hutton Tele Trust         COM      447900 10 1       53       24,000 SH   SOLE              0   0   24,000
Intel Corp                     COM      458140 10 0    4,548      233,851 SH   SOLE              0   0  233,851
Intl Business Machs            COM      459200 10 1    6,134       49,682 SH   SOLE              0   0   49,682
Intl Game Technolog            COM      459902 10 2      513       32,735 SH   SOLE              0   0   32,735
Intuit Inc.	                   COM	    461202 10 3      677       19,475 SH   SOLE              0   0   19,475
Iron Mountain Inc.             COM      462846 10 6      838       37,325 SH   SOLE              0   0   37,325
Johnson & Johnson              COM      478160 10 4    3,723       63,041 SH   SOLE              0   0   63,041
Lilly Eli & Co.                COM      532457 10 8    1,416       42,272 SH   SOLE              0   0   42,272
Masco Corp                     COM      574599 10 6      302       28,076 SH   SOLE              0   0   28,076
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,238       58,982 SH   SOLE              0   0   58,982
Medtronic Inc                  COM      585055 10 6    1,152       31,768 SH   SOLE              0   0   31,768
Merck & Co Inc                 COM      589331 10 7      722       20,674 SH   SOLE              0   0   20,674
Microsoft Corp                 COM      594918 10 4    2,556      111,120 SH   SOLE              0   0  111,120
Motorola Inc                   COM      620076 10 9      233       35,805 SH   SOLE              0   0   35,805
Mueller Water Products        CL A      624758 10 8      156       42,307 SH   SOLE              0   0   42,307
New York Times Co             CL A      650111 10 7      101       11,752 SH   SOLE              0   0   11,752
Nike Inc.                     CL B      654106 10 3    1,688       25,000 SH   SOLE              0   0   25,000
Oracle Corp		             COM      68389X 10 5      983       45,823 SH   SOLE              0   0   45,823
Pentair Inc.                   COM      709631 10 5    1,242       38,594 SH   SOLE              0   0   38,594
Pepsico Inc                    COM      713448 10 8    4,665       76,546 SH   SOLE              0   0   76,546
Pfizer Inc                     COM      717081 10 3    3,091      216,761 SH   SOLE              0   0  216,761
Procter & Gamble Co            COM      742718 10 9    3,975       66,278 SH   SOLE              0   0   66,278
Qualcomm Inc.                  COM      747525 10 3    1,026       31,250 SH   SOLE              0   0   31,250
Research In Motion             COM      760975 10 2      434        8,820 SH   SOLE              0   0    8,820
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      303        6,040 SH   SOLE              0   0    6,040
Safeway Inc.                   COM      786514 20 8      605       30,775 SH   SOLE              0   0   30,775
Schlumberger Ltd               COM      806857 10 8    3,726       67,346 SH   SOLE              0   0   67,346
Snap On Inc                    COM      833034 10 1      924       22,610 SH   SOLE              0   0   22,610
Spectra Energy Corp            COM      847560 10 9      885       44,136 SH   SOLE              0   0   44,136
Starbucks Corp                 COM      855244 10 9    1,426       58,653 SH   SOLE              0   0   58,653
Sysco Corp                     COM      871829 10 7    2,077       72,715 SH   SOLE              0   0   72,715
Target Corp                    COM      87612e 10 6    2,616       53,210 SH   SOLE              0   0   53,210
Time Warner Inc                COM      887317 10 5      320       11,073 SH   SOLE              0   0   11,073
Union Pac Corp                 COM      907818 10 8    1,268       18,250 SH   SOLE              0   0   18,250
United Natural Foods Inc       COM      911163 10 3      252        8,500 SH   SOLE              0   0    8,500
United Parcel Service Inc      COM      911312 10 6    2,536       44,577 SH 	 SOLE              0   0   44,577
Verizon Communications         COM      92343v 10 4    1,850       66,025 SH   SOLE              0   0   66,025
Visa Inc                      CL A      92826C 83 9    1,132       16,010 SH   SOLE              0   0   16,010
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,059       51,264 SH   SOLE              0   0   51,264
Wal Mart Stores Inc            COM      931142 10 3    1,164       24,225 SH   SOLE              0   0   24,225
Walgreen Co.                   COM      931422 10 9    1,864       69,825 SH   SOLE              0   0   69,825
Watts Water Tech Inc.         CL A      942749 10 2      906       31,645 SH   SOLE              0   0   31,645
Yahoo Inc                      COM      984332 10 6      678       49,007 SH   SOLE              0   0   49,007
Zimmer Hldgs Inc               COM      98956P 10 2    1,356       25,089 SH   SOLE              0   0   25,089
